Fair Value of Financial Instruments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
FAIR VALUE OF FINANCIAL INSTRUMENTS [ABSTRACT]
Cash and cash equivalents - Book Value	$ 79,749	$ 17,360	$ 25,327	$ 26,750
Cash and cash equivalents - Fair Value	79,749	17,360
Restricted cash - Book Value	6,299	7,728	$ 1,572
Restricted cash - Fair Value	6,299	7,728
Loans receivable from affiliates - Book Value	11,403	2,422
Loans receivable from affiliates - Fair Value	11,403	2,422
Amounts due to related parties, long-term - Book Value	0	11,105
Amounts due to related parties, long-term - Fair Value	0	11,105
Amounts due from related parties, long-term - Book Value	9,090	0
Amounts due from related parties, long-term - Fair Value	9,090	0
Term Loan B facility, net - Book Value	(382,179)	(382,653)
Term Loan B facility, net - Fair Value	(399,438)	(360,700)
Other long-term debt, net - Book Value	(92,837)	(141,124)
Other long-term debt, net - Fair Value	(94,375)	(141,805)
Notes receivable - Book Value	22,849	6,112
Notes receivable - Fair Value	22,849	6,112
Note receivable from affiliates - Book Value	4,123	0
Note receivable from affiliates - Fair Value	$ 4,123	$ 0